UPAR Ultra Risk Parity ETF
Schedule of Investments
as of March 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 47.3%	Par	Value
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040	$841,889	$854,828
2.13%, 02/15/2041	3,863,104	3,925,944
0.75%, 02/15/2042	5,005,125	4,009,219
0.63%, 02/15/2043	5,674,376	4,374,083
1.38%, 02/15/2044	5,745,942	5,058,474
0.75%, 02/15/2045	5,541,468	4,269,939
1.00%, 02/15/2046	4,938,422	3,969,699
0.88%, 02/15/2047	4,885,772	3,782,657
1.00%, 02/15/2048	4,587,531	3,627,801
1.00%, 02/15/2049	3,080,058	2,423,579
0.25%, 02/15/2050	3,003,848	1,905,972
0.13%, 02/15/2051	1,948,700	1,171,012
0.13%, 02/15/2052	1,777,104	1,051,182
1.50%, 02/15/2053	830,040	727,738
2.13%, 02/15/2054	204,001	207,090
TOTAL U.S. TREASURY OBLIGATIONS (Cost $43,401,254)		41,359,217

EXCHANGE TRADED FUNDS - 25.3%	Shares
SPDR Gold MiniShares Trust(a)	288,538	12,710,098
Vanguard Extended Market ETF	17,240	3,021,655
Vanguard FTSE Developed Markets ETF	42,987	2,156,658
Vanguard FTSE Emerging Markets ETF	101,906	4,256,614
TOTAL EXCHANGE TRADED FUNDS (Cost $19,386,578)		22,145,025

COMMON STOCKS - 21.7%
Biotechnology - 0.6%
Corteva, Inc.	8,486	489,388

Building Materials - 0.1%
Geberit AG	116	68,644

Chemicals - 1.5%
Arcadium Lithium PLC(a)	4,808	21,267
CF Industries Holdings, Inc.	2,378	197,873
Ecolab, Inc.	1,072	247,526
FMC Corp.	1,412	89,944
Nutrien Ltd.	5,952	323,671
OCI N.V.	2,606	71,459
PhosAgro PJSC - GDR(a)(b)	1,126	0
Sociedad Quimica y Minera de Chile S.A. - ADR	3,391	166,702
The Mosaic Co.	3,461	112,344
Yara International ASA	2,849	90,051
		1,320,837

Coal - 0.2%
Teck Resources Ltd. - Class B(a)	4,597	210,614

Distribution & Wholesale - 0.2%
Ferguson PLC	755	165,238

Energy - Alternate Sources - 1.1%
Enphase Energy, Inc.(a)	1,654	200,101
First Solar, Inc.(a)	1,282	216,401
Flat Glass Group Co. Ltd. - Class H	40,700	98,910
Ming Yang Smart Energy Group Ltd. - GDR	17	119
SolarEdge Technologies, Inc.(a)	510	36,200
Vestas Wind Systems A/S(a)	11,090	309,906
Xinyi Solar Holdings Ltd.	122,145	94,577
		956,214

Food - 0.1%
Salmar ASA	1,563	103,070

Iron & Steel - 1.1%
Fortescue Ltd.	28,177	472,436
Mineral Resources Ltd.	1,817	84,010
Vale S.A. - ADR	36,723	447,653
		1,004,099

Machinery - Diversified - 2.6%
AGCO Corp.	831	102,230
CNH Industrial N.V. - Class A	15,590	202,046
Deere & Co.	3,503	1,438,822
Husqvarna AB - Class B	7,136	61,158
IDEX Corp.	372	90,775
Kubota Corp.	13,794	215,690
The Toro Co.	1,182	108,307
Xylem, Inc.	926	119,676
		2,338,704

Mining - 6.2%
Antofagasta PLC	7,759	199,853
BHP Group Ltd. - ADR	22,049	1,272,007
Boliden AB	2,310	64,217
Cameco Corp.	3,471	150,408
CMOC Group Ltd. - Class H	203,824	173,186
First Quantum Minerals Ltd.	5,849	62,931
Freeport-McMoRan, Inc.	12,828	603,173
Glencore PLC	108,815	598,365
Ivanhoe Mines Ltd. - Class A(a)	10,642	127,083
Jiangxi Copper Co. Ltd. - Class H	41,939	71,484
Lundin Mining Corp.	6,482	66,389
MMC Norilsk Nickel PJSC - ADR(a)(b)	3,990	0
NAC Kazatomprom JSC - GDR	2,404	97,242
Pilbara Minerals Ltd.	27,231	68,042
Rio Tinto PLC - ADR	15,079	961,135
South32 Ltd.	40,003	78,294
Southern Copper Corp.	6,849	729,555
Sumitomo Metal Mining Co. Ltd.	2,541	75,267
		5,398,631

Oil & Gas - 7.8%
Aker BP ASA	1,899	47,227
BP PLC - ADR	8,877	334,485
Canadian Natural Resources Ltd.	3,050	232,889
Cenovus Energy, Inc.	5,699	114,043
Chevron Corp.	5,805	915,681
ConocoPhillips	3,436	437,334
Coterra Energy, Inc.	2,083	58,074
Devon Energy Corp.	1,841	92,381
Diamondback Energy, Inc.	559	110,777
Ecopetrol S.A. - ADR	5,751	68,092
Eni S.p.A. - ADR	4,892	155,174
EOG Resources, Inc.	1,717	219,501
EQT Corp.	1,155	42,816
Equinor ASA - ADR	8,859	239,459
Exxon Mobil Corp.	11,879	1,380,816
Gazprom PJSC - ADR(a)(b)	11,925	0
Hess Corp.	889	135,697
Imperial Oil Ltd.	1,806	124,688
Inpex Corp.	3,993	60,669
LUKOIL PJSC - ADR(a)(b)	818	0
Marathon Oil Corp.	1,816	51,465
Novatek PJSC - GDR(a)(b)	329	0
Occidental Petroleum Corp.	2,616	170,014
Pioneer Natural Resources Co.	672	176,400
Repsol S.A.	3,596	59,964
Rosneft Oil Co. PJSC - GDR(a)(b)	10,479	0
Shell PLC - ADR	10,011	671,138
Suncor Energy, Inc.	3,668	135,498
TotalEnergies SE - ADR	7,286	501,495
Tourmaline Oil Corp.	973	45,535
Woodside Energy Group Ltd.	5,671	112,843
		6,694,155

Water - 0.2%
American Water Works Co., Inc.	830	101,434
Veolia Environment S.A.	2,696	87,729
		189,163
TOTAL COMMON STOCKS (Cost $19,391,291)		18,938,757

SHORT-TERM INVESTMENTS - 2.8%
Money Market Funds - 2.8%
First American Government Obligations Fund - Class X, 5.29%(c)	2,450,240	2,450,240
TOTAL SHORT-TERM INVESTMENTS (Cost $2,450,240)		2,450,240

TOTAL INVESTMENTS - 97.1% (Cost $84,629,363)		$84,893,239
Other Assets in Excess of Liabilities - 2.9%		2,517,328
TOTAL NET ASSETS - 100.0%		$87,410,567

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
GDR - Global Depositary Receipt
PJSC - Public Joint Stock Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2024.

(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.

UPAR Ultra Risk Parity ETF
Schedule of Open Futures Contracts
as of March 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
MSCI EAFE Index	33	06/21/2024	$3,889,215	$20,072
MSCI Emerging Markets Index	89	06/21/2024	4,668,050	(42,877)
S&P 500 Index	454	06/21/2024	12,050,295	274,231
U.S. Treasury 10 Year Notes	185	06/18/2024	20,497,422	114,717
U.S. Treasury Ultra Bonds	160	06/18/2024	20,640,000	366,324
				$732,467
				–
Total Unrealized Appreciation (Depreciation)				$732,467

Summary of Fair Value Exposure at March 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

UPAR Ultra Risk Parity ETF

	Level 1	Level 2	Level 3		Total
Assets:
U.S. Treasury Obligations	$–	$41,359,217	$–		$41,359,217
Exchange Traded Funds	22,145,025	–	–		22,145,025
Common Stocks	18,938,757	–	0	(a)	18,938,757
Money Market Funds	2,450,240	–	–		2,450,240
Total Assets	$43,534,022	$41,359,217	$0	(a)	$84,893,239

Other Financial Instruments(b):
Assets
Futures	$775,344	–	–		$775,344
Total Assets	$775,344	–	–		$775,344

Liabilities
Futures	$(42,877)	–	–		$(42,877)
Total Liabilities	$(42,877)	–	–		$(42,877)

Refer to the Schedule of Investments for industry classifications.

Common Stock
Balance as of December 31, 2023	$35,389
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	13,948
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Corporate actions	(49,337)
Balance as of March 31, 2024	$0

Change in unrealized appreciate/depreciation during the period for Level 3 investments held at March 31, 2024:	$13,948

(a)	The Level 3 securities are fair valued at $0 due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/ Russian conflict and the Russian markets being currently uninvestable.
(b)
Other Financial Instruments are derivative instruments not reflected on the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/depreciation on the investment.